AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Account")

                                  Supplement to
               Genesis NO-LOAD Variable Annuity (POLICY FORM 6151)
                          Prospectus Dated May 1, 2006
                       Supplement Dated September 20, 2006

1. On Page 6, the TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES are corrected to state the maximum expenses are 2.21% before any waivers and reductions and 2.13% after any waivers and reductions, as shown in the chart below:

------------------------------------------------------------------------------- ------------------ ------------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including            Minimum            Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- ------------------ ------------------
Before any Waivers and Reductions                                                   1.34% (1)          2.13% (2)
------------------------------------------------------------------------------- ------------------ ------------------
After any Waivers and Reductions                                                    1.34% (1)          1.98% (2)
------------------------------------------------------------------------------- ------------------ ------------------
     (1) ProFunds VP Money Market.
     (2) ProFunds Access VP High Yield Fund

2. On Page 7, the EXAMPLES OF EXPENSES footnotes are corrected to state the maximum portfolio company expenses are 2.13% and the minimum portfolio company expenses are 1.34%, as shown in the footnotes below:

(1) Maximum Policy Expense Charges. This example assumes maximum charges of 0.90% for Separate Account annual expenses, plus the maximum fees and expenses before any contractual waivers or reductions of any of the portfolio companies (2.13%).

(2) Minimum Policy Expense Charges. This example assumes current charges of 0.90% for Separate Account annual expenses, plus the minimum fees and expenses before any contractual waivers or reductions of any of the portfolio companies (1.34%).

Also on Page 7, EACH PORTFOLIO'S OPERATING EXPENSES is corrected for the Access VP High Yield Fund, as shown in the chart below:

------------------------------------------------------------------------------------------------------------------
                                                                     Total       Total          Total Expenses
     Subaccount's underlying   Management     12b-1      Other     Portfolio  Waivers and     after waivers and
        Portfolio Name            Fees        Fees*      Fees       Fees (1)   Reductions   reductions, if any (2)
---------------------------- ------------- ----------- ----------- ---------- ------------ -----------------------
ACCESS VP
---------------------------- ------------- ----------- ----------- ---------- ------------ -----------------------
* High Yield Fund                0.75%         0.25%       1.13%      2.13%       0.15%            1.98%
---------------------------- ------------- ----------- ----------- ---------- ------------ -----------------------

All other provisions of your Policy remain as stated in your Policy and prospectus.

               This Supplement should be retained with the current
                  prospectus for your variable Policy issued by
                          Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.